Financial Risk Management Objectives and Policies - Schedule of Risks Related to Variations in Prices of Aircraft Fuel (Detail) - Commodity price risk [member] R$ in Thousands	Dec. 31, 2018 BRL (R$)
Percentage one [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Impact on fuel hedges due to reasonably possible increase in designated risk component	R$ 41,709
Impact on fuel hedges due to reasonably possible decrease in designated risk component	R$ (286,938)
Percentage two [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Impact on fuel hedges due to reasonably possible increase in designated risk component	R$ 208,229
Impact on fuel hedges due to reasonably possible decrease in designated risk component	R$ (450,690)